United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments

Federated Bond Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Principal Amount or Shares	Value

		CORPORATE BONDS--68.7%
		Basic Industry - Chemicals--1.5%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$3,595,976
1,530,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,545,694
2,600,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,658,356
1,900,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	1,534,250
2,500,000		Praxair, Inc., 4.625%, 3/30/2015	2,430,815
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,286,508
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,508,677
		TOTAL	15,560,276
		Basic Industry - Metals & Mining--2.7%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,311,901
1,370,000	[1,2]	ArcelorMittal, 6.125%, 6/1/2018	1,329,644
3,760,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	3,822,023
5,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	4,742,683
3,325,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	2,979,533
4,050,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	3,467,248
2,810,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	2,843,612
2,810,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	2,838,448
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,420,476
1,500,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,495,377
		TOTAL	28,250,945
		Basic Industry - Paper--1.7%
2,600,000		International Paper Co., 4.25%, 1/15/2009	2,607,272
6,980,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	6,914,639
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	42,750
4,500,000		Westvaco Corp., 7.65%, 3/15/2027	4,529,554
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,588,684
		TOTAL	17,682,899
		Capital Goods - Aerospace & Defense--0.7%
3,650,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	3,490,183
1,210,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	1,187,696
2,840,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,945,516
		TOTAL	7,623,395
		Capital Goods - Building Materials--0.5%
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,104,425
		Capital Goods - Diversified Manufacturing--2.6%
2,940,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	2,910,600
2,065,000		Dover Corp., Note, 5.45%, 3/15/2018	2,059,190
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,030,496
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	2,687,267
1,580,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	1,622,344
1,910,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,923,223
2,770,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,825,707
2,630,000		Textron Financial Corp., 5.40%, 4/28/2013	2,621,652
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	2,354,502
2,025,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	2,044,744
4,230,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,238,334
		TOTAL	27,318,059
		Capital Goods - Environmental--0.1%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	419,806
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	619,184
		TOTAL	1,038,990
		Communications - Media & Cable--2.2%
900,000		Comcast Corp., 7.05%, 3/15/2033	911,275
4,700,000		Comcast Corp., 7.125%, 6/15/2013	4,942,705
5,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,518,987
4,630,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	4,599,905
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	4,893,578
2,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,160,244
		TOTAL	23,026,694
		Communications - Media Noncable--0.9%
615,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	635,421
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	6,708,688
2,590,000		News America, Inc., 6.65%, 11/15/2037	2,513,055
		TOTAL	9,857,164
		Communications - Telecom Wireless--1.4%
6,540,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	7,813,430
3,100,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,085,120
800,000		Vodafone Group PLC, 5.35%, 2/27/2012	808,177
2,960,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	2,860,875
		TOTAL	14,567,602
		Communications - Telecom Wirelines --3.4%
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	3,798,849
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,285,950
995,000		Embarq Corp., 6.738%, 6/1/2013	953,730
4,940,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	5,047,451
3,870,000		SBC Communications, Inc., 5.10%, 9/15/2014	3,848,753
1,390,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	1,429,924
5,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	5,056,824
7,050,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	7,050,705
1,000,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,000,805
4,931,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	5,233,808
		TOTAL	35,706,799
		Consumer Cyclical - Automotive--1.9%
3,560,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	3,504,970
2,490,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,483,911
7,740,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	7,783,212
2,100,000		General Motors Corp., Note, 9.45%, 11/1/2011	1,228,500
4,800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,786,808
		TOTAL	19,787,401
		Consumer Cyclical - Entertainment--1.0%
4,020,000		International Speedway Corp., 4.20%, 4/15/2009	4,019,767
2,500,000		Time Warner, Inc., 5.50%, 11/15/2011	2,479,409
3,800,000		Walt Disney Co., Note, 5.70%, 7/15/2011	3,988,965
		TOTAL	10,488,141
		Consumer Cyclical - Lodging--0.1%
1,530,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,319,815
		Consumer Cyclical – Retailers --1.2%
2,240,000	[1,2]	Best Buy Co., Inc., 6.75%, 7/15/2013	2,257,329
2,002,996	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,776,755
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	513,205
4,350,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	4,228,102
2,180,000		Costco Wholesale Corp., 5.30%, 3/15/2012	2,264,633
900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	801,132
1,160,000		Target Corp., Note, 5.875%, 7/15/2016	1,166,137
		TOTAL	13,007,293
		Consumer Cyclical - Services--0.9%
7,475,000		Boston University, 7.625%, 7/15/2097	9,118,483
		Consumer Non-Cyclical Food/Beverage--1.4%
2,550,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	2,610,243
2,420,000		General Mills, Inc., Note, 5.70%, 2/15/2017	2,405,843
1,180,000		Kellogg Co., 4.25%, 3/6/2013	1,160,260
1,460,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,482,687
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,027,590
740,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	763,815
920,000		PepsiCo, Inc., 4.65%, 2/15/2013	938,617
3,220,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	3,221,945
		TOTAL	14,611,000
		Consumer Non-Cyclical Health Care –1.1%
2,200,000		Anthem, Inc., 6.80%, 8/1/2012	2,282,913
1,530,000		Baxter International, Inc., 6.25%, 12/1/2037	1,553,981
1,960,000		Covidien International Finance SA, 6.55%, 10/15/2037	2,000,251
1,660,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,579,666
4,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	3,823,453
		TOTAL	11,240,264
		Consumer Non-Cyclical Pharmaceuticals--1.3%
3,370,000		Abbott Laboratories, 5.15%, 11/30/2012	3,482,927
4,485,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	4,559,234
3,660,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,547,377
1,920,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	2,087,478
		TOTAL	13,677,016
		Consumer Non-Cyclical Products--0.5%
500,000		Philips Electronics NV, 4.625%, 3/11/2013	494,960
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	1,941,961
2,950,000		Whirlpool Corp., 5.50%, 3/1/2013	2,883,048
		TOTAL	5,319,969
		Consumer Non-Cyclical Supermarkets--0.1%
1,310,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,325,599
		Consumer Non-Cyclical Tobacco--0.3%
2,910,000		Philip Morris International, Inc., 5.65%, 5/16/2018	2,865,467
		Energy – Independent --1.8%
4,240,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	4,138,367
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	433,112
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	5,146,993
1,500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,346,250
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	493,342
3,450,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	3,745,493
1,881,600	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,868,060
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	398,929
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	735,842
1,135,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	1,124,376
		TOTAL	19,430,764
		Energy - Integrated--1.5%
4,100,000		Conoco, Inc., 7.25%, 10/15/2031	4,726,336
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	500,151
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	3,732,196
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	216,531
2,380,119	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	2,423,576
4,150,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	4,116,533
		TOTAL	15,715,323
		Energy - Oil Field Services --0.6%
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	2,937,291
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	240,679
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	98,315
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,738,027
		TOTAL	6,014,312
		Energy – Refining --0.1%
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,615,425
		Financial Institution – Banking –10.8%
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,715,596
5,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	4,054,629
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	2,889,195
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	6,281,901
2,876,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	2,132,527
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	5,697,849
4,720,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	4,782,908
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	4,695,574
2,200,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,207,073
2,770,000		HSBC Finance Corp., 5.00%, 6/30/2015	2,609,425
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,757,660
1,500,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,459,512
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	895,242
13,900,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	13,207,365
3,975,000		Manufacturers & Traders Trust Co.,, Sub. Note, 5.629%, 12/1/2021	3,057,921
5,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	4,882,768
1,790,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	1,816,977
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,083,994
4,020,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	4,152,588
2,520,000		Popular North America, Inc., 5.65%, 4/15/2009	2,483,986
10,511,111	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	11,939,832
3,870,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,390,243
1,700,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	1,618,571
5,580,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	5,439,087
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	4,307,182
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,961,102
500,000		Wachovia Corp., 5.75%, 2/1/2018	427,404
500,000		Washington Mutual Bank, 5.125%, 1/15/2015	310,380
2,400,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	1,729,006
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,599,411
3,370,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	2,255,819
		TOTAL	113,842,727
		Financial Institution – Brokerage –5.8%
4,750,000		Bear Stearns & Co., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	4,944,177
8,060,000		Blackrock, Inc., 6.25%, 9/15/2017	7,878,074
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,473,515
4,255,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	4,569,012
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,514,514
190,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	197,043
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,787,281
8,140,000		Invesco Ltd., Note, 4.50%, 12/15/2009	8,027,334
1,150,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	1,114,712
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,260,714
1,200,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	1,111,006
1,500,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	1,499,433
3,000,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	2,655,889
2,800,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	2,304,991
2,745,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	2,706,325
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	3,046,826
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,338,277
2,450,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,295,724
7,350,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	6,852,020
1,020,000		Nuveen Investments, 5.00%, 9/15/2010	915,450
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	680,850
1,762,419	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	1,782,308
		TOTAL	60,955,475
		Financial Institution - Finance Noncaptive –3.2%
6,930,000		American Express Credit Corp., 5.875%, 5/2/2013	6,697,190
5,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	4,749,427
4,295,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	4,285,804
2,920,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 5/10/2017	1,725,267
7,010,000		General Electric Capital Corp., 5.625%, 5/1/2018	6,835,029
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	120,279
1,500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	1,060,524
3,100,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,906,928
1,670,000		International Lease Finance Corp., 6.625%, 11/15/2013	1,482,670
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,673,664
		TOTAL	33,536,782
		Financial Institution - Insurance - Health--0.3%
810,000		Aetna US Healthcare, 5.75%, 6/15/2011	825,392
2,060,000		CIGNA Corp., 6.35%, 3/15/2018	2,079,370
		TOTAL	2,904,762
		Financial Institution - Insurance - Life--1.7%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	2,739,016
2,950,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	2,955,051
4,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	4,052,382
2,280,000		Prudential Financial, Inc., 5.15%, 1/15/2013	2,237,553
1,530,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,451,724
3,950,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,391,123
		TOTAL	17,826,849
		Financial Institution - Insurance - P&C--2.3%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	2,853,910
3,170,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,069,469
540,000		CNA Financial Corp., 6.50%, 8/15/2016	520,169
1,370,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	1,390,002
770,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	742,931
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,815,966
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	3,793,445
2,890,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,926,182
1,220,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	1,033,108
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	259,003
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	1,049,108
5,610,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	4,801,655
		TOTAL	24,254,948
		Financial Institution - REITs--0.7%
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,256,073
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,430,153
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	186,665
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,343,872
430,000		Simon Property Group, Inc., 6.35%, 8/28/2012	433,621
2,330,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	2,298,490
		TOTAL	6,948,874
		Foreign-Local-Government--0.8%
7,900,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	8,473,116
		Municipal Services--0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,555,393
2,980,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	2,571,025
		TOTAL	4,126,418
		Sovereign --0.7%
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,986,258
2,715,000		United Mexican States, Series MTNA, 6.75%, 9/27/2034	2,928,128
		TOTAL	6,914,386
		Technology--2.4%
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,437,407
1,780,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	1,815,009
1,100,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,130,031
3,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	3,088,410
6,175,000		Harris Corp., 5.95%, 12/1/2017	6,201,760
1,500,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	1,478,136
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,167,702
1,250,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	1,277,622
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,282,302
5,120,000		Oracle Corp., 6.50%, 4/15/2038	5,194,588
		TOTAL	25,072,967
		Transportation - Airlines--0.2%
710,000		Southwest Airlines Co., 6.50%, 3/1/2012	707,921
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	1,781,209
		TOTAL	2,489,130
		Transportation - Railroads--1.1%
1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,149,105
2,219,941		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	2,416,227
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,107,215
655,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	686,404
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	986,412
3,580,000		Union Pacific Corp., 4.875%, 1/15/2015	3,387,980
		TOTAL	11,733,343
		Transportation - Services--0.4%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	2,647,473
1,570,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,590,541
		TOTAL	4,238,014
		Utility – Electric –5.4%
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,309,379
4,670,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	4,574,063
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,193,279
1,310,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	1,302,671
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,310,629
2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	1,814,187
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,834,159
1,480,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	1,485,394
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,584,145
1,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	1,022,843
3,850,200	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	3,769,614
5,350,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	5,040,702
1,460,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,434,764
2,930,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,997,204
1,160,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	1,148,226
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,544,276
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,059,124
1,670,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,676,128
1,410,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,358,160
2,925,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,917,928
4,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	4,004,263
2,940,000		Union Electric Co., 6.00%, 4/1/2018	2,849,176
1,260,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	1,269,216
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	1,934,940
		TOTAL	56,434,470
		Utility - Natural Gas Distributor--0.7%
7,395,000		Atmos Energy Corp., 4.00%, 10/15/2009	7,333,343
		Utility - Natural Gas Pipelines –0.3%
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,795,039
		TOTAL CORPORATE BONDS (IDENTIFIED COST $749,786,838)	721,154,163
		CORPORATE NOTE –0.4%
		Communications - Telecom Wirelines –0.4%
4,595,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $4,593,135)	4,582,755
		MORTGAGE-BACKED SECURITIES--0.0%
12,207		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	12,444
14,029		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	14,302
4,519		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	4,607
7,146		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	7,412
9,859		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	10,100
11,302		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	12,325
12,195		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	13,066
6,533		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	6,959
10,263		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	10,649
10,635		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	11,342
45,933		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	47,703
35,173		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	36,528
8,495		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	9,050
3,707		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	3,915
16,809		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	18,128
11,761		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	12,929
10,686		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	11,430
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $232,432)	242,889
		MUNICIPALS--0.2%
		Municipal Services--0.2%
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by MBIA Insurance Corp.), 10/1/2026 (IDENTIFIED COST $2,107,040)	2,507,253
		GOVERNMENT/AGENCY –0.7%
		Sovereign –0.7%
6,500,000		United Mexican States, 6.625%, 3/3/2015 (IDENTIFIED COST $6,740,500)	6,980,675
		COMMON STOCK –0.0%
		Utility - Electric--0.0%
90	[3]	NRG Energy, Inc. (IDENTIFIED COST $2,041)	3,388
		PREFERRED STOCKS--0.8%
		Financial Institution - Brokerage--0.4%
130,000		Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual Dividend	3,673,800
		Financial Institution - REITs--0.4%
80,000		Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend	4,200,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)	7,873,800
		ASSET-BACKED SECURITY--0.0%
		Home Equity Loan--0.0%
331,980	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $331,825)	248,985
		COLLATERALIZED MORTGAGE OBLIGATION--0.0%
		Non-Agency Mortgage--0.0%
57,026	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 6.62%, 1/28/2027 (IDENTIFIED COST $111,423)	37,067
		U.S. TREASURY--0.2%
		Treasury Securities--0.2%
2,000,000	[4]	United States Treasury Note, 4.75%, 3/31/2011 (IDENTIFIED COST $2,013,418)	2,111,406
		MUTUAL FUNDS--27.4%[5]
2,234,365		Federated Mortgage Core Portfolio	21,807,405
42,805,027		High Yield Bond Portfolio	263,250,915
2,096,295	[6]	Prime Value Obligations Fund, Institutional Shares, 2.56%	2,096,294
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $378,921,422)	287,154,614
		TOTAL INVESTMENTS –98.4% (IDENTIFIED COST $1,154,064,754)[7]	1,032,896,995
		OTHER ASSETS AND LIABILITIES –NET –1.6%[8]	16,995,734
		TOTAL NET ASSETS –100%	$1,049,892,729

At August 31, 2008, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Goldman Sachs & Co.[9]	[3]Series 10 High Yield CDX Index	Buy	0.00%	June 2013	$82,000,000	$5,161,566

At August 31, 2008, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
3U.S. Treasury Note 10-Year Long Futures	230	$26,565,000	December 2008	$(20,262)
3U.S. Treasury Note 5-Year Long Futures	1,196	$133,877,250	December 2008	$(32,708)
3U.S. Treasury Note 2-Year Long Futures	855	$181,500,469	December 2008	$105,028
3U.S. Treasury Bond Short Futures	300	$35,193,750	December 2008	$109,508

NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$161,566

Net Unrealized Appreciation on Futures Contracts and Value of Swap Contracts is included in “Other Assets and Liabilities – Net.”

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, these restricted securities amounted to $103,360,318, which represented 9.8% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2008, these liquid restricted securities amounted to $101,826,068, which represented 9.7% of total net assets.

3	Non-income producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated companies.
6	7-Day net yield.
7
At August 31, 2008, the cost of investments for federal tax purposes was $1,157,768,922. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in futures contracts and swap contracts was 124, 871,927. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,953,565 and net unrealized depreciation from investments for those securities having an excess of cost over value of $134,825,492.

8	Assets, other than investments in securities, less liabilities.
9	Net premiums received by the Fund amount to $4,081,250.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund’s adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the SEC’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in Prime Value Obligations Fund (PVOF) which is managed by Federated Investment Management Company. PVOF is an open-end management investment company, registered under the Act. The investment objective of PVOF is to provide current income consistent with stability of principal and liquidity. Income distributions from PVOF are declared daily and paid monthly. Capital gain distributions, if any, are declared annually, and are recorded by the Fund as capital gains received. A copy of PVOF’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the SEC’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$295,031,803	$161,566
Level 2 – Other Significant Observable Inputs	$737,865,192	$5,161,566
Level 3 – Significant Unobservable Inputs	---	---
Total	$1,032,896,995	$5,323,132

* Other financial instruments include futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
REIT	--Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Investment Series Funds, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008